Noncontrolling Interests	6 Months Ended
Jun. 30, 2023
Noncontrolling Interests
Noncontrolling Interests

Note 16 – Noncontrolling Interests

A reconciliation of non-controlling interest as of June 30, 2023 and December 31, 2022 is as follows:

	June 30,	December 31,
	2023	2022
Beginning Balance	$(2,148,964)	$(1,724,627)
Proportionate shares of net loss	(118,721)	(434,873)
Foreign currency translation adjustment	5,266	10,536
Total	$(2,262,419)	$(2,148,964)

As of June 30, 2023 and December 31, 2022, the noncontrolling interests balances represented the noncontrolling shareholder’s 30% equity interests in Shangchi Automobile (formerly known as Suzhou E-Motors) and its subsidiary Shenzhen Yimao.